Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Schedule of long-term arrangements with commitments that are not recognized as liabilities

	December 31,	December 31,
	2022	2021
	$	$
Management services – officers	502,320	476,000